DoubleLine Income Solutions Fund	(Unaudited)

Schedule of Investments	December 31, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 1.8%
	Apollo Aviation Securitization Equity Trust
608,108	Series 2024-1A-B	6.90	%(a)	05/16/2049	619,542
556,137	Series 2024-2A-B	6.61	%(a)	09/16/2049	562,211
	AVANT Loans Funding Trust
1,525,000	Series 2025-REV1-D	8.39	%(a)	05/15/2034	1,554,715
2,000,000	AZ Battery Property	6.73	%(b)	02/20/2046	2,010,961
	Blue Stream Communications LLC
2,000,000	Series 2023-1A-C	8.90	%(a)	05/20/2053	2,043,940
	Business Jet Securities LLC
714,753	Series 2024-2A-C	7.97	%(a)	09/15/2039	722,976
	Castlelake Aircraft Securitization Trust
524,365	Series 2018-1-C	6.63	%(a)	06/15/2043	394,262
	Compass Datacenters LLC
1,250,000	Series 2024-1A-B	7.00	%(a)	02/25/2049	1,276,772
	Diversified Energy Co. PLC
2,767,544	Series 2025-1A-B	10.40	%(a)	02/28/2045	2,818,240
	Dividend Solar Loans LLC
823,071	Series 2018-2-B	4.25	%(a)	12/20/2038	771,753
	JOL Air Ltd.
771,858	Series 2019-1-B	4.95	%(a)	04/15/2044	770,800
	Landmark Infrastructure Partners LP
950,000	Series 2025-1A-C	8.12	%(a)	09/15/2055	958,594
	Pagaya AI Debt Selection Trust
2,750,000	Series 2021-3-CERT	0.00	%(a)(b)(c)	05/15/2029	8,316
	Sierra Timeshare Conduit Receivables Funding LLC
337,724	Series 2023-2A-D	9.72	%(a)	04/20/2040	355,846
	SOFI Alternative Trust
55,000	Series 2021-2-R1	0.00	%(a)(b)(c)	08/15/2030	277,403
	SoFi Professional Loan Program LLC
100,000	Series 2018-C-R1	0.00	%(a)(b)(c)	01/25/2048	750,767
	Start Ltd./Bermuda
25,991	Series 2019-1-C	6.41	%(a)	03/15/2044	26,149
	Switch Ltd.
1,000,000	Series 2024-2A-C	10.03	%(a)	06/25/2054	1,028,403
	Uniti Group LP
2,000,000	Series 2025-1A-C	9.02	%(a)	04/20/2055	2,116,262
	Upstart Securitization Trust
253,836	Series 2021-4-C	3.19	%(a)	09/20/2031	252,723
774,090	Series 2022-4-B	8.68	%(a)	08/20/2032	776,349
	Vital Care Issuer LLC
3,000,000	Series 2025-1A-A2	6.74	%(a)	01/30/2056	3,034,350
	Walker Parent, Inc.
299,250	Series 2024-1A-A2	6.58	%(a)	11/20/2054	302,932
	Willis Lease Finance Corp.
328,046	Series 2020-A-C	6.66	%(a)	03/15/2045	324,760
404,678	Series 2021-A-C	7.39	%(a)	05/15/2046	398,776
	Total Asset Backed Obligations (Cost $23,233,429)				24,157,802
BANK LOANS - 27.4%
	1261229 BC Ltd.
6,743,100	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor)	9.97%		10/08/2030	6,603,214
	ADMI Corp.
5,695,088	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.75%, 0.00% Floor)	9.47%		12/23/2027	5,475,827

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Alera Group, Inc.
3,570,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.50% Floor)	9.22%		05/31/2033	3,650,325
	Applied Systems, Inc.
1,540,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.25%, 0.00% Floor)	8.17%		02/23/2032	1,570,084
	Apro LLC
6,134,502	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.68%		07/09/2031	6,172,843
	Aspire Bakeries Holdings LLC
1,637,604	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.22%		12/23/2030	1,649,076
	Astra Acquisition Corp.
753,601	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.75%, 2.00% Floor)	11.05	%(d)	02/25/2028	158,256
1,204,012	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%, 2.00% Floor)	9.55	%(d)	10/25/2028	5,081
9,662,677	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 8.88%, 0.75% Floor)	17.13	%(d)	10/25/2029	40,921
	Asurion LLC
2,055,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.08%		01/22/2029	2,023,887
	Atlas OpCo LLC
264,168	Senior Secured Term Loan (3 mo. Term SOFR + 6.50%, 2.00% Floor)	10.63%		10/24/2030	239,072
	Aveanna Healthcare LLC
7,090,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.47%		09/17/2032	7,143,600
	Bausch + Lomb Corp.
7,357,995	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.72%		09/29/2028	7,376,390
4,703,363	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.97%		01/15/2031	4,758,627
	Boxer Parent Co., Inc.
10,120,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor)	9.47%		07/30/2032	9,782,245
	Brand Industrial Services, Inc.
3,722,322	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.50% Floor)	8.35%		08/01/2030	3,402,109
	Central Parent LLC
1,963,557	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%		07/06/2029	1,669,593
	CommScope LLC
11,035,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 2.00% Floor)	8.67%		12/17/2029	11,070,091
	Cornerstone Building Brands, Inc.
1,398,393	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.10%		04/12/2028	1,102,633
1,316,700	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.50% Floor)	8.25%		05/15/2031	940,341
	Crown Finance US, Inc.
12,783,610	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%)	8.34%		12/02/2031	12,631,805
	Dexko Global, Inc.
1,667,718	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	7.58%		10/04/2028	1,658,854
1,601,475	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.17%		10/04/2028	1,594,268
	DG Investment Intermediate Holdings 2, Inc.
7,675,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.22%		07/29/2033	7,703,781
	Directv Financing LLC
8,656,570	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%, 0.75% Floor)	9.35%		08/02/2029	8,697,342
	Eagle Parent Corp.
9,400,529	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%		04/02/2029	9,437,426

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Edelman Financial Engines Center LLC
9,325,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	8.97%	10/06/2028	9,328,916
	EG America LLC
7,254,025	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.32%	02/07/2028	7,291,057
	Eisner Advisory Group LLC
2,748,292	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	7.72%	02/28/2031	2,771,062
	Element Materials Technology Group US Holdings, Inc.
607,813	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	7.35%	06/25/2029	613,891
	Ellucian Holdings, Inc.
1,485,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.47%	11/22/2032	1,500,778
	Fertitta Entertainment LLC/NV
4,169,129	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	6.97%	01/29/2029	4,172,923
	FinThrive Software Intermediate Holdings, Inc.
220,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	7.84%	12/18/2028	152,394
1,212,750	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.75%, 0.50% Floor)	10.82%	12/17/2029	717,542
	Flynn America LP
3,135,625	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.50% Floor)	8.53%	07/31/2028	3,119,947
	Gainwell Acquisition Corp.
9,438,520	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.75% Floor)	7.77%	10/01/2027	9,289,863
	Golden State Foods LLC
2,467,846	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.67%	12/04/2031	2,486,355
	Greystone Select Financial LLC
3,565,923	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	8.85%	06/19/2028	3,539,179
	Groupe Solmax, Inc.
2,823,465	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.75%, 0.75% Floor)	8.85%	07/24/2028	2,335,853
	Hexion Holdings Corp.
7,125,241	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	7.73%	03/15/2029	6,889,859
	Husky Injection Molding Systems Ltd.
9,387,893	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 4.50%, 0.00% Floor)	7.59%	02/15/2029	9,470,695
	INEOS US Finance LLC
7,910,948	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%	02/19/2030	6,440,026
	INEOS US Petrochem LLC
2,501,900	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.07%	03/29/2029	1,776,349
4,601,875	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.97%	10/07/2031	3,103,389
	ION Platform Finance US, Inc.
7,765,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.42%	09/30/2032	7,310,204
	LBM Acquisition LLC
9,482,201	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.75% Floor)	7.58%	06/06/2031	8,920,144
	Lereta LLC
1,090,227	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.75% Floor)	9.08%	08/07/2028	1,007,555
	LifePoint Health, Inc.
663,313	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 1.00% Floor)	7.33%	05/19/2031	665,110
7,386,021	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.65%	05/19/2031	7,418,520
	MH Sub I LLC
4,235,934	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.50% Floor)	7.97%	12/31/2031	3,644,894

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Mitchell International, Inc.
8,460,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	8.97%		06/17/2032	8,427,218
	MLN US Holdco Tranche A-2
49,335	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00% + 6.00% PIK, 0.00% Floor)	5.73%		06/20/2030	29,601
	Natgasoline LLC
3,661,513	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.22%		03/29/2030	3,699,648
	Needle Holdings LLC
32,341	Senior Secured First Lien Term Loan (Prime Rate + 8.50%, 0.00% Floor)	15.25	%(b)(d)	04/28/2028	10,511
	NEP Group, Inc.
5,992,269	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.22%		10/17/2031	5,520,378
	Numericable US LLC
5,656,308	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.88%)	10.86%		05/15/2031	5,662,190
	OneDigital Borrower LLC
6,665,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.50% Floor)	8.97%		07/02/2032	6,735,849
	Ontario Gaming GTA LP
7,305,848	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.24%		08/01/2030	6,778,767
	Par Petroleum LLC
2,725,190	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.50% Floor)	6.95%		02/28/2030	2,739,389
	PetSmart LLC
3,795,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.73%		08/18/2032	3,784,336
	Polaris Newco LLC
7,322,347	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.50% Floor)	7.85%		06/05/2028	7,078,000
	Pretzel Parent T/L B
9,578,775	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.22%		10/01/2031	9,482,987
	Radiology Partners, Inc.
9,500,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%		06/30/2032	9,494,822
	RealPage, Inc.
3,681,500	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	7.42%		04/24/2028	3,697,993
	Sabre GLBL, Inc.
1,794,139	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%, 0.50% Floor)	10.02%		11/15/2029	1,596,784
	Sgh2 LLC
5,725,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%		08/18/2032	5,753,625
	Staples, Inc.
1,683,688	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.50% Floor)	9.60%		09/10/2029	1,603,182
	StubHub Holdco Sub LLC
5,074,365	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.47%		03/15/2030	5,039,478
	Team Health Holdings, Inc.
5,072,288	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.34%		06/30/2028	5,095,671
	Townsquare Media, Inc.
7,978,369	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.50% Floor)	8.88%		02/19/2030	5,684,588
	Trident TPI Holdings, Inc.
1,270,690	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	7.42%		09/18/2028	1,223,687
	United Natural Foods, Inc.
2,075,979	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.67%		05/01/2031	2,093,625

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Univision Communications, Inc.
2,680,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.33%		01/31/2029	2,677,910
3,030,842	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%		06/25/2029	3,039,934
	Veritiv Operating Co.
5,534,529	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%		11/29/2030	5,541,752
	Vibrantz Technologies, Inc.
2,023,283	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.33%		04/23/2029	1,133,605
	Victra Holdings LLC
11,385,001	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.48%		03/29/2029	11,415,228
	Voyager Parent LLC
1,760,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.00%		07/01/2032	1,763,467
7,905,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.42%		07/01/2032	7,920,573
	X Corp.
3,875,000	Senior Secured First Lien Term Loan	9.50%		10/29/2029	3,868,761
11,805,500	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.50%)	10.45%		10/29/2029	11,624,227
	Zayo Group Holdings, Inc.
2,522,290	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50% + 0.50% PIK, 0.00% Floor)	7.35%		03/11/2030	2,400,767
	Total Bank Loans (Cost $396,390,259)				373,142,749
COLLATERALIZED LOAN OBLIGATIONS - 6.9%
	Apidos CLO
3,000,000	Series 2016-24A-DR (3 mo. Term SOFR + 6.06%, 0.00% Floor)	9.95	%(a)	10/20/2030	3,002,887
	Basswood Park CLO Ltd.
500,000	Series 2021-1A-DR (3 mo. Term SOFR + 2.65%, 2.65% Floor)	6.53	%(a)	04/20/2034	494,424
	Buttermilk Park CLO
6,500,000	Series 2018-1A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	9.92	%(a)	10/15/2031	6,448,008
	Canyon Capital CLO Ltd.
2,500,000	Series 2016-1A-ER (3 mo. Term SOFR + 6.01%, 0.00% Floor)	9.92	%(a)	07/15/2031	2,331,548
6,650,000	Series 2017-1A-E (3 mo. Term SOFR + 6.51%, 0.00% Floor)	10.42	%(a)	07/15/2030	6,362,218
1,000,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	10.58	%(a)	04/15/2034	949,409
6,000,000	Series 2021-2A-E (3 mo. Term SOFR + 6.96%, 6.96% Floor)	10.87	%(a)	04/15/2034	5,753,764
	Canyon CLO
2,500,000	Series 2018-1A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	9.92	%(a)	07/15/2031	2,396,696
	Carlyle Global Market Strategies
3,000,000	Series 2019-1A-DR2 (3 mo. Term SOFR + 6.25%, 6.25% Floor)	10.13	%(a)	04/20/2031	2,999,978
	Chenango Park CLO
1,500,000	Series 2018-1A-D (3 mo. Term SOFR + 6.06%, 5.80% Floor)	9.97	%(a)	04/15/2030	1,491,618
	Dryden Senior Loan Fund
3,000,000	Series 2015-37A-ER (3 mo. Term SOFR + 5.41%, 5.15% Floor)	9.32	%(a)	01/15/2031	2,770,683
2,500,000	Series 2018-55A-F (3 mo. Term SOFR + 7.46%, 0.00% Floor)	11.37	%(a)	04/15/2031	1,747,657
	Halcyon Loan Advisors Funding Ltd.
1,065,505	Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)	9.12	%(a)	04/30/2026	141,958
1,670,971	Series 2014-2A-E (3 mo. Term SOFR + 6.01%, 0.00% Floor)	9.87	%(a)	04/30/2026	167
	Lake George Park CLO Ltd.
1,000,000	Series 2025-1A-E (3 mo. Term SOFR + 4.60%, 4.60% Floor)	8.50	%(a)	04/15/2038	1,003,228
	LCM LP
5,000,000	Series 17A-ER (3 mo. Term SOFR + 6.26%, 6.00% Floor)	10.17	%(a)	10/15/2031	2,952,192
6,500,000	Series 26A-E (3 mo. Term SOFR + 5.56%, 5.30% Floor)	9.45	%(a)	01/20/2031	3,552,882
2,000,000	Series 28A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	9.90	%(a)	10/20/2030	1,054,875
	LCM XIII LP
3,607,910	Series 14A-FR (3 mo. Term SOFR + 7.87%, 0.00% Floor)	11.76	%(a)	07/20/2031	34,862
	Madison Park Funding Ltd.
11,000,000	Series 2014-14A-ER (3 mo. Term SOFR + 6.06%, 5.80% Floor)	9.92	%(a)	10/22/2030	10,743,601

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Magnetite CLO Ltd.
500,000	Series 2022-33A-ER (3 mo. Term SOFR + 5.55%, 5.55% Floor)	9.43	%(a)	10/20/2037	505,332
	Newark BSL CLO
2,000,000	Series 2017-1A-D (3 mo. Term SOFR + 6.56%, 0.00% Floor)	10.42	%(a)	07/25/2030	1,944,348
	Octagon Investment Partners Ltd.
8,750,000	Series 2013-1A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	9.89	%(a)	07/17/2030	7,779,164
2,000,000	Series 2016-1A-FR (3 mo. Term SOFR + 8.35%, 8.35% Floor)	12.26	%(a)	07/15/2030	76,308
500,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.51%, 3.25% Floor)	7.42	%(a)	10/15/2034	498,484
2,000,000	Series 2019-3A-ERR (3 mo. Term SOFR + 7.53%, 7.53% Floor)	11.43	%(a)	07/15/2037	2,030,803
	Point Au Roche Park CLO
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.36%, 6.10% Floor)	10.25	%(a)	07/20/2034	498,713
	Sound Point CLO Ltd.
2,400,000	Series 2019-2A-ER (3 mo. Term SOFR + 6.73%, 6.47% Floor)	10.64	%(a)	07/15/2034	2,020,082
500,000	Series 2020-2A-ER (3 mo. Term SOFR + 6.82%, 6.56% Floor)	10.68	%(a)	10/25/2034	450,655
2,000,000	Series 2021-3A-E (3 mo. Term SOFR + 6.87%, 6.61% Floor)	10.73	%(a)	10/25/2034	1,657,462
	Venture CDO Ltd.
3,228,544	Series 2017-26A-E (3 mo. Term SOFR + 7.06%, 0.00% Floor)	10.95	%(a)	01/20/2029	2,034,887
4,000,000	Series 2017-27A-E (3 mo. Term SOFR + 6.61%, 0.00% Floor)	10.50	%(a)	07/20/2030	1,793,616
	Voya CLO Ltd.
1,500,000	Series 2017-1A-D (3 mo. Term SOFR + 6.36%, 0.00% Floor)	10.24	%(a)	04/17/2030	1,451,786
1,000,000	Series 2018-2A-E (3 mo. Term SOFR + 5.51%, 5.25% Floor)	9.42	%(a)	07/15/2031	922,847
1,000,000	Series 2018-2A-F (3 mo. Term SOFR + 7.55%, 7.29% Floor)	11.46	%(a)	07/15/2031	450,132
	Wind River CLO Ltd.
3,500,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	9.92	%(a)	01/15/2031	3,140,920
2,000,000	Series 2014-3A-ER2 (3 mo. Term SOFR + 6.48%, 6.22% Floor)	10.34	%(a)	10/22/2031	1,895,475
5,000,000	Series 2017-1A-ER (3 mo. Term SOFR + 7.32%, 7.06% Floor)	11.21	%(a)	04/18/2036	4,923,835
3,000,000	Series 2017-3A-ER (3 mo. Term SOFR + 7.31%, 7.05% Floor)	11.22	%(a)	04/15/2035	2,978,548
	Total Collateralized Loan Obligations (Cost $115,085,701)				93,286,052
FOREIGN CORPORATE BONDS - 32.2%
157,524	ACI Airport Sudamerica SA	6.88	%(a)	11/29/2034	158,581
12,069,262	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	12,331,260
21,592,000	AL Candelaria Spain SA	5.75%		06/15/2033	19,176,827
1,250,000	AL Candelaria Spain SA	5.75	%(a)	06/15/2033	1,110,181
376,662	Alpha Holding SAB de CV	10.00	%(a)(d)	12/19/2026	2,825
14,407,320	Alpha Holding SAB de CV	10.00	%(d)	12/19/2026	108,055
12,208,365	Alpha Holding SAB de CV	9.00	%(a)(d)	12/31/2027	91,562
5,939,205	Alpha Holding SAB de CV	9.00	%(d)	12/31/2027	44,544
3,080,400	Altice France SA	6.88	%(a)	07/15/2032	2,955,950
1,385,448	Autopistas del Sol SA/Costa Rica	7.38%		12/30/2030	1,394,301
8,150,000	Avianca Midco 2 PLC	9.63%		02/14/2030	8,183,415
17,000,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65	%(e)	04/22/2031	16,147,000
14,800,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50	%(a)	04/16/2031	14,699,915
1,750,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%		04/16/2031	1,738,166
1,800,000	Banco Latinoamericano de Comercio Exterior SA (5 yr. CMT Rate + 3.74%)	7.50	%(a)(e)	09/17/2032	1,843,182
5,350,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 4.30%)	8.75	%(a)(e)	05/20/2035	5,733,933
16,306,000	BRF SA	5.75%		09/21/2050	13,712,482
7,900,000	CAP SA	3.90%		04/27/2031	6,465,550
4,730,000	Cosan Overseas Ltd.	8.25	%(e)	02/05/2026	4,785,578
4,400,000	CSN Resources SA	8.88%		12/05/2030	4,091,098
11,000,000	CSN Resources SA	4.63%		06/10/2031	8,478,273
7,500,000	CSN Resources SA	5.88%		04/08/2032	5,915,437
4,121,146	Digicel Group Holdings Ltd.	0.00	%(a)(b)	12/31/2030	27,550
8,270,632	Digicel Group Holdings Ltd.	0.00	%(a)(b)	12/31/2030	388,026
1,375,000	EG Global Finance PLC	12.00	%(a)	11/30/2028	1,496,003

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
7,500,000	Eldorado International. Finance GmbH	8.50	%(a)	12/01/2032	7,741,500
3,900,000	EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU	8.50	%(a)	06/30/2032	4,049,356
4,040,000	Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323	11.00	%(a)(d)	09/12/2030	1,121,100
6,114,200	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	6,419,910
8,400,000	Frigorifico Concepcion SA	7.70	%(a)(f)	07/21/2028	3,990,000
5,560,000	Frigorifico Concepcion SA	7.70	%(f)	07/21/2028	2,641,000
6,200,000	FS Luxembourg Sarl	8.63	%(a)	06/25/2033	6,396,850
5,995,000	Garda World Security Corp.	8.25	%(a)	08/01/2032	6,116,902
3,700,000	Garda World Security Corp.	8.38	%(a)	11/15/2032	3,774,289
7,120,000	Global Aircraft Leasing Co. Ltd.	8.75	%(a)(f)	09/01/2027	7,392,689
17,000,000	Gran Tierra Energy, Inc.	9.50	%(a)	10/15/2029	11,971,570
10,130,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00	%(a)	02/15/2029	10,636,294
10,298,000	Indika Energy Tbk PT	8.75%		05/07/2029	10,207,267
3,800,000	Infraestructura Energetica Nova SAPI de CV	4.75%		01/15/2051	2,932,365
5,925,566	Invepar Holdings	0.00	%(b)(d)	12/30/2028	–
2,800,000	Kosmos Energy Ltd.	8.75	%(f)	10/01/2031	1,594,628
1,690,000	Kronos Acquisition Holdings, Inc.	8.25	%(a)(f)	06/30/2031	1,117,512
17,360,000	Mexarrend SAPI de CV	10.25	%(a)(d)	07/24/2026	217,000
7,600,000	Mexarrend SAPI de CV	10.25	%(d)	07/24/2026	95,000
8,200,000	Mongolian Mining Corp.	8.44%		04/03/2030	8,317,923
9,500,000	Motion Finco Sarl	8.38	%(a)	02/15/2032	8,539,514
3,300,000	Movida Europe SA	7.85	%(a)	04/11/2029	3,121,470
10,500,000	Movida Europe SA	7.85%		04/11/2029	9,931,950
1,388,060	MV24 Capital BV	6.75%		06/01/2034	1,378,733
6,670,662	Oi SA (10.00% Cash or 7.50% Cash + 6.00% PIK or 13.50% PIK)	10.00	%(a)(d)	06/30/2027	2,968,445
13,907,318	Oi SA (8.50% Cash or 8.50% PIK)	8.50	%(a)(d)	12/31/2028	165,149
5,800,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00	%(a)	08/01/2030	5,503,902
14,325,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25	%(a)(d)	12/31/2027	787,875
7,665,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25	%(d)	12/31/2027	421,575
25,800,000	Orbia Advance Corp. SAB de CV	5.50%		01/15/2048	18,669,703
4,160,000	Pampa Energia SA	7.75	%(a)	11/14/2037	4,126,679
15,000,000	Prosus NV	3.83%		02/08/2051	10,000,778
1,600,000	Raizen Fuels Finance SA	5.70%		01/17/2035	1,225,305
5,000,000	Raizen Fuels Finance SA	6.70%		02/25/2037	4,047,396
17,400,000	Raizen Fuels Finance SA	6.95%		03/05/2054	13,280,550
5,400,000	Saavi Energia Sarl	8.88	%(a)	02/10/2035	5,863,320
6,600,000	Saavi Energia Sarl	8.88%		02/10/2035	7,166,280
14,000,000	Sasol Financing USA LLC	5.50%		03/18/2031	11,896,823
1,330,000	Seaspan Corp.	5.50	%(a)	08/01/2029	1,264,221
8,200,000	SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development	9.00	%(a)	11/14/2030	7,802,300
22,200,000	Simpar Europe SA	5.20%		01/26/2031	17,898,750
3,935,000	Telesat Canada / Telesat LLC	5.63	%(a)	12/06/2026	3,145,246
1,925,452	TransJamaican Highway Ltd.	5.75%		10/10/2036	1,794,194
1,481,647	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50	%(a)(d)	12/31/2027	851,947
2,080,923	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50	%(d)	12/31/2027	1,196,531
7,445,578	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00	%(d)	12/31/2028	521,190
1,731,526	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00	%(a)(d)	12/31/2028	121,207
8,803,994	Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)	15.00	%(d)	12/31/2044	286,130
17,200,000	Vamos Europe SA	9.20	%(a)	01/26/2031	16,443,200
16,300,000	Vedanta Resources Finance II PLC	9.13	%(a)	10/15/2032	16,444,155
2,700,000	Vedanta Resources Finance II PLC	9.85%		04/24/2033	2,796,259
12,010,000	Vista Energy Argentina SAU	8.50	%(a)	06/10/2033	12,355,287
11,370,000	Volcan Cia Minera SAA	8.50	%(a)	10/28/2032	11,718,263
2,100,000	VZ Secured Financing BV	7.50	%(a)	01/15/2033	2,129,521
4,500,000	Yinson Bergenia Production BV	8.50	%(a)	01/31/2045	4,723,312
	Total Foreign Corporate Bonds (Cost $586,131,502)				438,400,009

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 16.2%
26,500,000	Brazilian Government International Bond	4.75%		01/14/2050	19,358,250
11,100,000	Chile Government International Bond	3.10%		01/22/2061	6,904,200
9,900,000	Colombia Government International Bond	5.00%		06/15/2045	7,234,425
12,000,000	Colombia Government International Bond	4.13	%(f)	05/15/2051	7,458,000
22,000,000	Comision Federal de Electricidad	4.68	%(f)	02/09/2051	16,618,615
3,200,000	Corp. Nacional del Cobre de Chile	3.70%		01/30/2050	2,289,088
14,900,000	Corp. Nacional del Cobre de Chile	3.15	%(f)	01/15/2051	9,734,592
6,500,000	Ecopetrol SA	5.88%		05/28/2045	4,841,554
25,000,000	Ecopetrol SA	5.88%		11/02/2051	18,052,883
12,120,000	Empresa de Transmision Electrica SA	5.13%		05/02/2049	9,367,609
26,100,000	Mexico Government International Bond	3.77%		05/24/2061	16,162,425
5,300,000	Mexico Government International Bond	3.75%		04/19/2071	3,141,575
14,200,000	Morocco Government International Bond	4.00%		12/15/2050	10,396,856
2,750,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.00	%(f)	06/30/2050	2,042,389
23,000,000	Peruvian Government International Bond	2.78	%(f)	12/01/2060	12,544,200
27,900,000	Petroleos del Peru SA	5.63%		06/19/2047	17,763,860
17,200,000	Petroleos Mexicanos	6.38%		01/23/2045	13,908,390
10,200,000	Petroleos Mexicanos	6.75%		09/21/2047	8,393,261
6,670,000	Port Of Spain Waterfront Development	7.88%		02/19/2040	6,670,000
7,926,667	Port Of Spain Waterfront Development	7.88	%(a)	02/19/2040	7,926,667
15,500,000	Republic of South Africa Government International Bond	5.65%		09/27/2047	13,133,497
7,934,000	YPF SA	7.00%		12/15/2047	6,998,268
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $240,301,756)				220,940,604
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 10.7%
	1345 Trust
1,740,000	Series 2025-AOA-D (1 mo. Term SOFR + 3.00%, 3.00% Floor)	6.75	%(a)	06/15/2042	1,748,029
	ARDN Mortgage Trust
1,800,000	Series 2025-ARCP-E (1 mo. Term SOFR + 4.50%, 4.50% Floor)	8.25	%(a)	06/15/2035	1,807,311
	AREIT Ltd.
3,000,000	Series 2024-CRE9-D (1 mo. Term SOFR + 4.29%, 4.29% Floor)	8.04	%(a)	05/17/2041	2,980,575
	AREIT Trust
1,000,000	Series 2022-CRE6-E (30 day avg SOFR US + 3.40%, 3.40% Floor)	7.34	%(a)	01/20/2037	998,387
1,500,000	Series 2022-CRE7-D (1 mo. Term SOFR + 4.44%, 4.44% Floor)	8.18	%(a)	06/17/2039	1,504,083
2,560,000	Series 2025-CRE10-D (1 mo. Term SOFR + 2.79%, 2.79% Floor)	6.75	%(a)	01/17/2030	2,545,567
	BANK5 Trust
71,528,879	Series 2023-5YR4-XA	1.00	%(g)(h)	12/15/2056	1,746,857
	BBCMS Trust
1,350,000	Series 2025-5C34-D	4.25	%(a)	05/15/2058	1,188,598
	Beast Mortgage Trust
6,325,000	Series 2021-1818-G (1 mo. Term SOFR + 6.11%, 6.25% Floor)	9.87	%(a)	03/15/2036	287,570
	Benchmark Mortgage Trust
2,905,000	Series 2024-V10-D	4.50	%(a)	09/15/2057	2,675,104
	Bombardier Capital Mortgage Securitization Corp.
1,457,000	Series 2025-5C6-D	4.25	%(a)	10/15/2058	1,281,199
	BrightSpire Capital, Inc.
1,940,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.81%, 2.70% Floor)	6.55	%(a)	08/19/2038	1,946,988
3,363,000	Series 2024-FL2-C (1 mo. Term SOFR + 3.54%, 3.54% Floor)	7.27	%(a)	08/19/2037	3,360,542
	BSPRT Co.-Issuer LLC
1,535,000	Series 2024-FL11-C (1 mo. Term SOFR + 2.64%, 2.64% Floor)	6.39	%(a)	07/15/2039	1,534,105

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,400,000	Series 2025-FL12-D (1 mo. Term SOFR + 2.70%, 2.70% Floor)	6.43	%(a)	01/17/2043	1,404,945
	BX Trust
1,825,000	Series 2019-IMC-D (1 mo. Term SOFR + 1.95%, 1.90% Floor)	5.70	%(a)	04/15/2034	1,801,546
1,997,281	Series 2025-LUNR-E (1 mo. Term SOFR + 3.95%, 3.95% Floor)	7.70	%(a)	06/15/2040	2,010,480
2,310,987	Series 2025-ROIC-E (1 mo. Term SOFR + 2.94%, 2.94% Floor)	6.69	%(a)	03/15/2030	2,304,090
	Cantor Commercial Real Estate Lending LP
10,200,000	Series 2019-CF2-SWX1	1.28	%(a)(g)(h)	11/15/2052	430,539
12,080,000	Series 2019-CF2-SWX2	1.01	%(a)(g)(h)	11/15/2052	403,031
	Citigroup Commercial Mortgage Trust
28,470,493	Series 2014-GC25-XG	0.95	%(a)(g)(h)	10/10/2047	285
	Commercial Mortgage Pass Through Certificates
3,929,315	Series 2014-UBS4-F	3.75	%(a)(b)	08/10/2047	436
1,693,601	Series 2014-UBS4-G	3.75	%(a)(b)	08/10/2047	420
14,000	Series 2014-UBS4-V	0.00	%(a)(b)(g)	08/10/2047	–
18,438,000	Series 2015-CR26-XD	1.36	%(a)(g)(h)	10/10/2048	184
	Computershare Corporate Trust
23,520,000	Series 2016-LC24-XEF	1.77	%(a)(g)(h)	10/15/2049	260,293
	DOLP Trust
3,430,000	Series 2021-NYC-G	3.70	%(a)(g)	05/10/2041	2,489,128
	ELP Commercial Mortgage Trust
1,480,000	Series 2025-ELP-E	6.45	%(a)(g)	11/13/2042	1,490,436
	FIVE Mortgage Trust
1,433,000	Series 2023-V1-D	6.35	%(a)(g)	02/10/2056	1,379,226
	FS RIALTO
750,000	Series 2024-FL9-D (1 mo. Term SOFR + 3.94%, 3.94% Floor)	7.67	%(a)	10/19/2039	747,166
	Great Wolf Trust
5,000,000	Series 2024-WLF2-E (1 mo. Term SOFR + 3.64%)	7.39	%(a)	05/15/2041	5,032,604
	Greystone Commercial Real Estate Notes
3,080,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.06	%(a)	07/15/2039	3,089,157
	GS Mortgage Securities Corp. II
763,849	Series 2014-GC20-E	4.44	%(a)(b)(g)	04/10/2047	4,947
2,642,723	Series 2015-GC28-D	4.42	%(a)(g)	02/10/2048	2,533,174
	HGI CRE CLO Ltd.
1,710,000	Series 2021-FL2-E (1 mo. Term SOFR + 2.56%, 2.56% Floor)	6.30	%(a)	09/17/2036	1,715,723
	JPMBB Commercial Mortgage Securities Trust
43,683,606	Series 2013-C14-XC	0.44	%(a)(g)(h)	08/15/2046	189,246
6,653,300	Series 2014-C19-NR (30 day avg SOFR US)	3.75	%(a)(b)	04/15/2047	2,661,320
31,246,781	Series 2014-C21-XD	0.63	%(a)(g)(h)	08/15/2047	312
5,000,000	Series 2015-C27-E	2.81	%(a)(b)(g)	02/15/2048	112,500
24,531,000	Series 2015-C27-XE	1.51	%(a)(g)(h)	02/15/2048	245
	KREF
3,350,000	Series 2021-FL2-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	5.85	%(a)	02/15/2039	3,323,971
	LoanCore
3,000,000	Series 2021-CRE5-C (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.21	%(a)	07/15/2036	3,001,272
1,200,000	Series 2021-CRE5-E (1 mo. Term SOFR + 3.86%, 3.86% Floor)	7.61	%(a)	07/15/2036	1,191,278
3,000,000	Series 2021-CRE6-D (1 mo. Term SOFR + 2.96%, 2.85% Floor)	6.71	%(a)	11/15/2038	3,008,226
1,790,000	Series 2025-CRE8-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	6.48	%(a)	08/17/2042	1,779,665
	LSTAR Commercial Mortgage Trust
2,379,000	Series 2017-5-C	4.68	%(a)(g)	03/10/2050	2,227,317
	Lument Finance Trust, Inc.
1,400,000	Series 2025-FL3-D (1 mo. Term SOFR + 3.60%, 3.60% Floor)	7.60	%(a)	07/21/2043	1,403,487
	Madison Avenue Trust
1,000,000	Series 2025-11MD-E	7.33	%(a)(g)	10/15/2042	997,288
	MF1 Multifamily Housing Mortgage Loan Trust
2,750,000	Series 2021-FL7-E (1 mo. Term SOFR + 2.91%, 2.80% Floor)	6.65	%(a)	10/16/2036	2,714,091
4,550,000	Series 2022-FL10-C (1 mo. Term SOFR + 4.48%, 4.48% Floor)	8.21	%(a)	09/17/2037	4,576,977
2,500,000	Series 2022-FL10-D (1 mo. Term SOFR + 5.73%, 5.73% Floor)	9.46	%(a)	09/17/2037	2,514,753

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,625,000	Series 2024-FL14-D (1 mo. Term SOFR + 4.84%, 4.84% Floor)	8.57	%(a)	03/19/2039	2,639,569
3,200,000	Series 2024-FL15-D (1 mo. Term SOFR + 4.04%, 4.04% Floor)	7.77	%(a)	08/18/2041	3,210,310
1,900,000	Series 2025-FL17-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	6.48	%(a)	02/18/2040	1,907,760
	Morgan Stanley Capital I, Inc.
27,799,845	Series 2016-UB11-XA	1.43	%(g)(h)	08/15/2049	79,460
3,357,000	Series 2019-PLND-F (1 mo. Term SOFR + 2.91%, 2.80% Floor)	6.67	%(a)	05/15/2036	105,957
13,000,000	Series 2019-PLND-G (1 mo. Term SOFR + 3.76%, 3.65% Floor)	7.52	%(a)	05/15/2036	239,694
	Natixis Commercial Mortgage Securities Trust
1,510,000	Series 2019-10K-E	4.13	%(a)(g)	05/15/2039	1,407,401
5,000,000	Series 2022-JERI-G (1 mo. Term SOFR + 7.61%, 7.46% Floor)	11.36	%(a)	01/15/2039	3,295,825
	NYC Commercial Mortgage Trust
1,980,000	Series 2025-3BP-E (1 mo. Term SOFR + 3.54%, 3.54% Floor)	7.29	%(a)	02/15/2042	1,989,091
	PFP III Ltd.
2,829,311	Series 2024-11-C (1 mo. Term SOFR + 2.99%, 2.99% Floor)	6.77	%(a)	09/17/2039	2,835,400
600,000	Series 2025-12-C (1 mo. Term SOFR + 2.54%, 2.54% Floor)	6.28	%(a)	12/18/2042	600,382
3,000,000	Series 2025-12-D (1 mo. Term SOFR + 3.09%, 3.09% Floor)	6.83	%(a)	12/18/2042	3,007,707
	Ready Capital Corp.
1,500,000	Series 2021-FL7-D (1 mo. Term SOFR + 3.06%, 2.95% Floor)	6.80	%(a)	11/25/2036	1,503,852
2,538,000	Series 2021-FL7-E (1 mo. Term SOFR + 3.51%, 3.40% Floor)	7.25	%(a)	11/25/2036	2,540,041
3,500,000	Series 2023-FL11-B (1 mo. Term SOFR + 3.53%, 3.53% Floor)	7.26	%(a)	10/25/2039	3,520,542
2,810,000	Series 2023-FL11-C (1 mo. Term SOFR + 4.28%, 4.28% Floor)	8.01	%(a)	10/25/2039	2,827,074
	ROCK Trust
571,000	Series 2024-CNTR-D	7.11	%(a)	11/13/2041	599,337
	SCOTT Trust
500,000,000	Series 2023-SFS-X	0.12	%(a)(g)(h)	03/10/2040	1,654,500
	SMR Mortgage Trust
24,036,525	Series 2022-INDI-HRR (1 mo. Term SOFR + 10.50%, 10.50% Floor)	14.25%		02/15/2039	22,170,906
	Starwood Property Trust, Inc.
2,444,000	Series 2025-FL4-D (1 mo. Term SOFR + 2.65%, 2.65% Floor)	6.38	%(a)	11/19/2042	2,452,534
	Wells Fargo Commercial Mortgage Trust
500,000	Series 2025-5C4-D	4.50	%(a)	05/15/2058	450,000
	WF-RBS Commercial Mortgage Trust
73,262,664	Series 2014-LC14-XC	1.64	%(a)(g)(h)	03/15/2047	1,489,053
	WHARF Trust
1,850,000	Series 2025-DC-E	7.72	%(a)(g)	07/15/2040	1,896,608
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $190,078,294)				144,827,676
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 2.6%
	Banco Santander SA
1,544,000	Series 2025-NQM5-B2	7.24	%(a)(g)	08/25/2065	1,521,433
1,000,000	Series 2025-NQM6-B1	6.82	%(a)(g)	11/25/2065	1,001,807
	Deephaven Residential Mortgage Trust
500,000	Series 2025-INV1-B1	6.68	%(a)(g)	11/25/2060	500,437
1,547,000	Series 2025-INV1-B2	7.27	%(a)(g)	11/25/2060	1,531,885
	Ellington Financial Mortgage Trust
500,000	Series 2025-INV3-B2	7.48	%(a)(g)	07/25/2070	496,456
3,519,000	Series 2025-INV4-B1	6.84	%(a)(g)	10/25/2070	3,541,299
2,159,000	Series 2025-INV4-B2	7.38	%(a)(g)	10/25/2070	2,147,938
2,500,000	Series 2025-NQM5-B1	6.72	%(a)(g)	11/25/2070	2,509,854
2,732,000	Series 2025-NQM5-B2	7.24	%(a)(g)	11/25/2070	2,702,852
	GS Mortgage-Backed Securities Trust
1,950,000	Series 2025-NQM4-B1	6.77	%(a)(g)	10/25/2065	1,958,609
862,000	Series 2025-NQM4-B2	0.07	%(a)(g)	10/25/2065	860,245
500,000	Series 2025-NQM5-B1	6.74	%(a)(g)	07/25/2065	501,576
1,830,000	Series 2025-NQM5-B2	7.71	%(a)(g)	07/25/2065	1,812,882

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	JP Morgan Mortgage Trust
1,144,000	Series 2025-VIS3-B1	6.76	%(a)(g)	02/25/2066	1,148,736
784,000	Series 2025-VIS3-B2	7.24	%(a)(g)	02/25/2066	774,163
	Verus Securitization Trust
535,000	Series 2024-6-B2	7.91	%(a)(g)	07/25/2069	541,244
1,735,000	Series 2024-INV1-B2	8.45	%(a)(g)	03/25/2069	1,758,332
589,000	Series 2024-INV2-B2	7.94	%(a)(g)	08/26/2069	592,383
625,000	Series 2025-1-B2	7.36	%(a)(g)	01/25/2070	627,965
1,411,000	Series 2025-10-B1	6.48	%(a)(g)	06/25/2070	1,417,726
1,240,000	Series 2025-3-B2	7.51	%(a)(g)	05/25/2070	1,247,793
291,000	Series 2025-4-B1	7.43	%(a)(g)	05/25/2070	297,649
675,000	Series 2025-5-B2	7.32	%(a)(g)	06/25/2070	676,058
680,000	Series 2025-6-B2	7.36	%(a)(g)	07/25/2070	680,962
1,575,000	Series 2025-7-B2	7.51	%(a)(g)	08/25/2070	1,582,778
1,500,000	Series 2025-8-B2	7.51	%(a)(g)	09/25/2070	1,513,662
996,500	Series 2025-9-B2	7.38	%(a)(g)	10/27/2070	998,459
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $34,803,282)				34,945,183
US CORPORATE BONDS - 24.1%
9,050,000	1261229 BC Ltd.	10.00	%(a)(f)	04/15/2032	9,418,940
2,830,000	American Axle & Manufacturing, Inc.	7.75	%(a)	10/15/2033	2,884,163
2,620,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	5.75	%(a)(f)	01/15/2029	2,546,587
4,805,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	9.75	%(a)	04/15/2030	5,217,759
2,270,000	APH / APH2 / APH3	7.88	%(a)	11/01/2029	2,294,390
1,590,000	Artera Services LLC	8.50	%(a)(f)	02/15/2031	1,321,435
1,885,000	Asurion LLC and Asurion Co.-Issuer, Inc.	8.00	%(a)	12/31/2032	1,956,868
3,245,000	Bausch + Lomb Corp.	8.38	%(a)	10/01/2028	3,391,025
2,130,000	Beach Acquisition Bidco LLC (10.00% Cash or 10.75% PIK)	10.00	%(a)	07/15/2033	2,352,868
3,620,000	Brand Industrial Services, Inc.	10.38	%(a)	08/01/2030	3,554,450
7,535,000	Castle US Holding Corp.	10.00	%(a)	06/30/2031	1,243,275
2,770,000	Celanese US Holdings LLC	7.38	%(f)	02/15/2034	2,816,052
1,680,000	CHS/Community Health Systems, Inc.	6.00	%(a)	01/15/2029	1,686,065
1,179,000	CHS/Community Health Systems, Inc.	10.88	%(a)	01/15/2032	1,288,282
3,630,000	Cipher Compute LLC	7.13	%(a)	11/15/2030	3,701,630
5,110,000	Clear Channel Outdoor Holdings, Inc.	7.50	%(a)(f)	06/01/2029	5,078,606
2,595,000	Clear Channel Outdoor Holdings, Inc.	7.13	%(a)	02/15/2031	2,726,537
4,665,000	Cobra AcquisitionCo LLC	6.38	%(a)	11/01/2029	4,098,591
1,705,000	CommScope LLC	7.13	%(a)	07/01/2028	1,715,319
2,380,000	CommScope LLC	9.50	%(a)(f)	12/15/2031	2,405,942
4,195,000	Cornerstone Building Brands, Inc.	9.50	%(a)	08/15/2029	3,107,740
5,810,000	DCLI Bidco LLC	7.75	%(a)	11/15/2029	5,976,819
7,780,000	Dealer Tire LLC / DT Issuer LLC	8.00	%(a)(f)	02/01/2028	7,821,833
4,035,000	Directv Financing LLC	8.88	%(a)	02/01/2030	4,087,632
4,095,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	10.00	%(a)	02/15/2031	4,187,554
2,140,000	DISH DBS Corp.	5.75	%(a)	12/01/2028	2,102,288
4,375,000	Dornoch Debt Merger Sub, Inc.	6.63	%(a)(f)	10/15/2029	3,793,050
3,365,000	EchoStar Corp.	10.75%		11/30/2029	3,723,646
5,270,000	Embarq LLC	8.00	%(f)	06/01/2036	2,186,839
6,115,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75	%(a)(f)	01/15/2030	5,818,422
2,145,000	Flash Compute LLC	7.25	%(a)	12/31/2030	2,127,868
3,640,000	Freedom Mortgage Holdings LLC	8.38	%(a)	04/01/2032	3,834,521
1,375,000	Frontier Communications Holdings LLC	5.88	%(a)	10/15/2027	1,383,394
3,255,000	Full House Resorts, Inc.	8.25	%(a)(f)	02/15/2028	2,839,987
2,630,000	Getty Images, Inc.	10.50	%(a)(f)	11/15/2030	2,653,730
665,000	GrafTech Global Enterprises, Inc.	9.88	%(a)(f)	12/23/2029	581,875
1,707,000	Gray Media, Inc.	10.50	%(a)(f)	07/15/2029	1,838,603
5,315,000	Gray Media, Inc.	9.63	%(a)(f)	07/15/2032	5,519,752
3,575,000	Gray Media, Inc.	7.25	%(a)	08/15/2033	3,655,183
1,325,000	Hightower Holding LLC	6.75	%(a)	04/15/2029	1,321,167

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,715,000	Hightower Holding LLC	9.13	%(a)(f)	01/31/2030	2,889,515
1,548,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00	%(a)	07/01/2028	1,558,150
4,480,000	ION Platform Finance US, Inc.	7.88	%(a)	09/30/2032	4,256,481
6,600,000	ION Platform Finance US, Inc. / ION Platform Finance SARL	8.75	%(a)	05/01/2029	6,693,101
2,465,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88	%(a)(f)	09/20/2031	2,485,549
1,390,000	K Hovnanian Enterprises, Inc.	8.38	%(a)	10/01/2033	1,413,713
2,400,000	Kohl’s Corp.	10.00	%(a)	06/01/2030	2,646,017
2,990,000	LBM Acquisition LLC	6.25	%(a)(f)	01/15/2029	2,693,766
2,535,000	LBM Acquisition LLC	9.50	%(a)	06/15/2031	2,645,754
2,750,000	LFS Topco LLC	8.75	%(a)	07/15/2030	2,770,152
2,785,000	LifePoint Health, Inc.	11.00	%(a)	10/15/2030	3,057,609
6,215,000	LifePoint Health, Inc.	10.00	%(a)(f)	06/01/2032	6,608,621
3,895,000	Mativ Holdings, Inc.	8.00	%(a)	10/01/2029	3,938,916
5,100,000	McGraw-Hill Education, Inc.	5.75	%(a)	08/01/2028	5,129,697
1,840,000	Nabors Industries, Inc.	8.88	%(a)(f)	08/15/2031	1,786,230
4,085,000	Nabors Industries, Inc.	7.63	%(a)(f)	11/15/2032	4,017,644
3,815,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.38	%(a)	02/15/2032	3,953,179
550,000	Olympus Water US Holding Corp.	6.25	%(a)	10/01/2029	535,691
6,000,000	Olympus Water US Holding Corp.	7.25	%(a)	02/15/2033	6,035,109
5,575,000	PetSmart LLC / PetSmart Finance Corp.	7.50	%(a)	09/15/2032	5,680,309
3,145,000	PetSmart LLC / PetSmart Finance Corp.	10.00	%(a)	09/15/2033	3,242,769
4,395,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.88	%(a)	09/01/2031	2,917,181
8,265,470	Pyxus Holdings, Inc.	8.50	%(a)	12/31/2027	7,490,569
6,061,593	Radiology Partners, Inc. (9.78% Cash or 9.78% PIK)	9.78	%(a)	02/15/2030	5,841,860
3,395,000	Radiology Partners, Inc.	8.50	%(a)	07/15/2032	3,550,788
1,385,000	Sabre Financial Borrower LLC	11.13	%(a)	06/15/2029	1,404,671
914,000	Sabre GLBL, Inc.	10.75	%(a)	11/15/2029	777,862
1,788,000	Sabre GLBL, Inc.	10.75	%(a)(f)	03/15/2030	1,471,668
3,460,000	Six Flags Entertainment Corp.	7.25	%(a)(f)	05/15/2031	3,322,594
4,150,000	SM Energy Co.	7.00	%(a)(f)	08/01/2032	4,082,349
2,760,000	Staples, Inc.	10.75	%(a)	09/01/2029	2,747,417
5,000,000	Staples, Inc.	12.75	%(a)	01/15/2030	4,201,441
2,595,000	Starz Capital Holdings LLC	5.50	%(a)(f)	04/15/2029	2,099,329
8,340,000	SWF Holdings I Corp.	6.50	%(a)	10/01/2029	2,001,600
3,450,000	Synergy Infrastructure Holdings LLC	7.88	%(a)	12/01/2030	3,585,319
5,300,000	TKC Holdings, Inc.	10.50	%(a)(f)	05/15/2029	5,474,057
1,395,000	Transocean International Ltd.	7.88	%(a)	10/15/2032	1,463,545
7,965,000	Trident TPI Holdings, Inc.	12.75	%(a)(f)	12/31/2028	8,171,063
670,000	Tronox, Inc.	9.13	%(a)(f)	09/30/2030	669,500
9,485,000	United Natural Foods, Inc.	6.75	%(a)(f)	10/15/2028	9,539,444
1,925,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	8.63	%(a)(f)	06/15/2032	1,897,744
6,720,000	Univision Communications, Inc.	8.50	%(a)	07/31/2031	7,025,451
3,915,000	Upbound Group, Inc.	6.38	%(a)(f)	02/15/2029	3,861,240
6,685,000	Venture Global LNG, Inc.	8.38	%(a)(f)	06/01/2031	6,651,615
3,655,000	Veritiv Operating Co.	10.50	%(a)	11/30/2030	3,934,472
5,310,000	Vibrantz Technologies, Inc. (3 mo. Term SOFR)	9.00	%(a)	02/15/2030	1,816,277
6,035,000	Victra Holdings LLC / Victra Finance Corp.	8.75	%(a)(f)	09/15/2029	6,396,967
9,170,000	Viking Cruises Ltd.	9.13	%(a)	07/15/2031	9,824,692
5,695,000	Vital Energy, Inc.	7.88	%(a)	04/15/2032	5,615,065
2,990,000	Voyager Parent LLC	9.25	%(a)	07/01/2032	3,174,576
2,725,000	Windstream Services LLC	7.50	%(a)(f)	10/15/2033	2,795,735
	Total US Corporate Bonds (Cost $343,322,040)				328,104,750
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 3.1%
	Federal Home Loan Mortgage Corp.
45,606,983	Series 2021-P009-X	1.31	%(g)(h)	01/25/2031	1,175,515
3,164,605	Series 3631-SJ (-1 x 30 day avg SOFR US + 6.13%, 0.00% Floor, 6.24% Cap)	2.14	%(h)(i)	02/15/2040	321,125

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
7,765,702	Series 3980-SX (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.40	%(h)(i)	01/15/2042	1,081,771
3,708,016	Series 5083-IH	2.50	%(h)	03/25/2051	595,128
19,529,762	Series 5129-S (-1 x 30 day avg SOFR US + 2.70%, 0.00% Floor, 2.70% Cap)	0.00	%(h)(i)	12/25/2044	20,742
10,730,201	Series 5133-PI	3.00	%(h)	08/25/2051	1,640,020
10,704,509	Series 5166-DI	3.00	%(h)	09/15/2048	1,289,428
	Federal National Mortgage Association
1,501,539	Series 2006-83-SH (-1 x 30 day avg SOFR US + 6.45%, 0.00% Floor, 6.56% Cap)	2.57	%(h)(i)	09/25/2036	153,458
5,865,573	Series 2010-123-SK (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	2.06	%(h)(i)	11/25/2040	568,740
4,262,199	Series 2012-60-SN (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	2.61	%(h)(i)	06/25/2042	562,360
7,426,655	Series 2019-46-SG (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	2.11	%(h)(i)	08/25/2049	663,728
35,923,142	Series 2021-17-SD (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	%(h)(i)	04/25/2051	50,005
	FREMF Mortgage Trust
5,794,357	Series 2018-KF56-C (30 day avg SOFR US + 5.91%, 5.80% Floor)	9.92	%(a)	11/25/2028	5,238,909
14,053,514	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	10.12	%(a)	10/25/2029	13,604,374
	Government National Mortgage Association
6,631,793	Series 2011-128-TS (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	2.20	%(h)(i)	05/16/2041	708,581
20,252,202	Series 2015-64-SG (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.75	%(h)(i)	05/20/2045	1,813,777
2,346,480	Series 2018-145-IA	4.00	%(h)	10/20/2045	207,390
3,203,075	Series 2020-129-SE (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(h)(i)	09/20/2050	59,340
13,320,000	Series 2020-146-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(h)(i)	10/20/2050	1,884,110
4,887,197	Series 2020-187-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(h)(i)	12/20/2050	653,432
17,729,626	Series 2020-47-SL (-1 x 1 mo. Term SOFR + 5.26%, 0.00% Floor, 5.37% Cap)	1.52	%(h)(i)	07/20/2044	1,422,262
9,180,154	Series 2020-61-SU (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.75	%(h)(i)	07/16/2045	729,915
5,490,564	Series 2021-105-MI	3.00	%(h)	06/20/2051	776,635
29,056,109	Series 2021-107-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(h)(i)	06/20/2051	716,535
15,589,423	Series 2021-125-AS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00	%(h)(i)	07/20/2051	139,098
36,274,843	Series 2021-139-SB (-1 x 30 day avg SOFR US + 3.20%, 0.00% Floor, 3.20% Cap)	0.00	%(h)(i)	08/20/2051	334,349
14,629,982	Series 2021-7-IQ	2.50	%(h)	01/20/2051	2,090,616
37,175,038	Series 2021-77-SG (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(h)(i)	05/20/2051	856,334
32,314,801	Series 2021-96-SG (-1 x 30 day avg SOFR US + 3.20%, 0.00% Floor, 3.20% Cap)	0.00	%(h)(i)	06/20/2051	372,477
47,552,765	Series 2021-97-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(h)(i)	06/20/2051	251,459
27,229,808	Series 2021-97-SG (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(h)(i)	06/20/2051	62,176
10,775,307	Series 2022-207-IO	3.00	%(h)	08/20/2051	1,811,177
	Total US Government and Agency Mortgage Backed Obligations (Cost $50,798,501)				41,854,966
COMMON STOCKS - 0.1%
46,985	Altice France/Luxco 3(b)(j)				842,056
9,442	Asphalt ATD Holdco, LLC(b)(j)				1,983
212,801	CFG Investment SAC - HoldCo(b)(j)				–
8,608	GTT Communications, Inc.(b)(j)				174,850
2,245	Jacobs Solutions, Inc. NPV(b)(j)				2,245
512,343	Oi SA(b)(f)(j)				256
26,458	Revenir Energy, Inc.(b)(j)				529

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
23,846	Stichting Administratiekantoor ADR (b)(j)				–
8,776	Stichting Administratiekantoor Unigel Creditors(b)(j)				–
	Total Common Stocks (Cost $23,590,314)				1,021,919
ESCROW NOTES - 0.0%(k)
9,150,000	Credito Real SAB de CV SOFOM ER(a)(j)				80,062
17,286,000	Credito Real SAB de CV SOFOM ER(j)				151,253
	Total Escrow Notes (Cost $25,761,738)				231,315
PREFERRED STOCKS - 0.5%
280,000	AGNC Investment Corp. Series H(e)				7,067,200
	Total Preferred Stocks (Cost $7,124,605)				7,067,200
RIGHTS - 0.0%(k)
333,957	Revenir Energy, Inc. Backstop, Expires 09/18/2027(b)(j)				6,679
	Total Rights (Cost $–)				6,679
WARRANTS - 0.0%(k)
27,621	GTT Communications, Inc., Expires 12/30/2027 at $ 0.00(b)(j)				3,038
	Total Warrants (Cost $386,878)				3,038
AFFILIATED MUTUAL FUNDS - 2.7%
3,881,908	DoubleLine Emerging Markets Local Currency Bond Fund - Class I				37,305,132
	Total Affiliated Mutual Funds (Cost $35,800,000)				37,305,132
SHORT TERM INVESTMENTS - 0.3%
1,142,639	BlackRock Liquidity FedFund - Institutional	3.66	%(l)		1,142,639
1,142,874	Fidelity Government Portfolio - Institutional	3.67	%(l)		1,142,874
1,146,562	MSILF Government Portfolio - Institutional	3.70	%(l)		1,146,562
	Total Short Term Investments (Cost $3,432,075)				3,432,075
	Total Investments - 128.6%(m) (Cost $2,076,240,374)				1,748,727,149
	Other Liabilities in Excess of Assets - (28.6)%				(388,984,550)
	NET ASSETS - 100.0%				$1,359,742,599

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	32.2%
Bank Loans	27.4%
US Corporate Bonds	24.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	16.2%
Non-Agency Commercial Mortgage Backed Obligations	10.7%
Collateralized Loan Obligations	6.9%
US Government and Agency Mortgage Backed Obligations	3.1%
Affiliated Mutual Funds	2.7%
Non-Agency Residential Collateralized Mortgage Obligations	2.6%
Asset Backed Obligations	1.8%
Preferred Stocks	0.5%
Short Term Investments	0.3%
Common Stocks	0.1%
Escrow Notes	0.0	%(k)
Rights	0.0	%(k)
Warrants	0.0	%(k)
Other Assets and Liabilities	(28.6)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Commercial Mortgage Backed Obligations	10.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	10.4%
Energy	10.2%
Media	9.4%
Transportation	8.1%
Collateralized Loan Obligations	6.9%
Healthcare	5.4%
Electronics/Electric	4.8%
Retailers (other than Food/Drug)	4.6%
Mining	4.2%
Consumer Products	3.4%
Chemicals/Plastics	3.3%
US Government and Agency Mortgage Backed Obligations	3.1%
Hotels/Motels/Inns and Casinos	3.1%
Utilities	3.0%
Banking	2.9%
Affiliated Mutual Funds	2.8%
Technology	2.7%
Non-Agency Residential Collateralized Mortgage Obligations	2.6%
Finance	2.5%
Commercial Services	2.2%
Building and Development (including Steel/Metals)	2.2%
Industrial Equipment	2.1%
Asset Backed Obligations	1.8%
Telecommunications	1.7%
Leisure	1.6%
Chemical Products	1.6%
Construction	1.5%
Automotive	1.3%
Pharmaceuticals	1.2%
Pulp & Paper	1.1%
Insurance	1.1%
Food Products	1.0%
Diversified Manufacturing	0.8%
Containers and Glass Products	0.7%
Beverage and Tobacco	0.6%
Real Estate	0.5%
Food Service	0.4%
Business Equipment and Services	0.3%
Financial Intermediaries	0.3%
Short Term Investments	0.3%
Aerospace & Defense	0.2%
Escrow Notes	0.0	%(k)
Information Technology	0.0	%(k)
Communication Services	0.0	%(k)
Other Assets and Liabilities	(28.6)%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
United States	76.4%
Brazil	11.8%
Colombia	9.5%
Mexico	7.5%
Canada	3.6%
Peru	3.1%
South Africa	2.6%
United Kingdom	2.2%
Chile	1.9%
Argentina	1.7%
India	1.4%
Trinidad and Tobago	1.1%
Indonesia	0.9%
Panama	0.8%
Morocco	0.8%
France	0.6%
Mongolia	0.6%
Cayman Islands	0.5%
Paraguay	0.5%
Luxembourg	0.5%
Jamaica	0.2%
Netherlands	0.1%
Ghana	0.1%
Costa Rica	0.1%
Hong Kong	0.1%
Uruguay	0.0	%(k)
Other Assets and Liabilities	(28.6)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2025, the value of these securities total $818,544,537 or 60.2% of the Fund’s net assets.
(b)	Value determined using significant unobservable inputs.
(c)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(d)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(e)	Perpetual maturity. The date disclosed is the next call date of the security.
(f)	Security, or portion of security is on loan as of period end pursuant to the Liquidity Agreement.
(g)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(h)	Interest only security
(i)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(j)	Non-income producing security.
(k)	Represents less than 0.05% of net assets.
(l)	Seven-day yield as of period end.
(m)	Under the Fund’s Liquidity Agreement, the lender, through its agent, has been granted a security interest in substantially all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the lender.
CMT	Constant Maturity Treasury Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate

Futures Contracts
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 2 Year Notes	Long	500	3/31/2026	$104,383,848	$10,684

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

A summary of the Doubline Income Solutions Fund's investments in affiliated mutual funds for the period ended December 31, 2025 is as follows:

Fund	Value at September 30, 2025	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended December 31, 2025	Change in Unrealized for the Period Ended December 31, 2025	Value at December 31, 2025	Shares Held at December 31, 2025	Dividend Income Earned for the Period Ended December 31, 2025
DoubleLine Emerging Markets Local Currency Bond Fund (Class I)	$36,645,207	$—	$—	$—	$659,925	$37,305,132	3,881,908	$537,483

Notes to Schedule of Investments

December 31, 2025 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services— Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities

• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. The Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Valuation Designee (as defined below) may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2025:

Category
Investments in Securities
Level 1
Affiliated Mutual Funds	$37,305,132
Preferred Stocks	7,067,200
Short Term Investments	3,432,075
Total Level 1	47,804,407
Level 2
Foreign Corporate Bonds	$437,984,433
Bank Loans	373,132,238
US Corporate Bonds	328,104,750
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	220,940,604
Non-Agency Commercial Mortgage Backed Obligations	142,048,053
Collateralized Loan Obligations	93,286,052
US Government and Agency Mortgage Backed Obligations	41,854,966
Non-Agency Residential Collateralized Mortgage Obligations	34,945,183
Asset Backed Obligations	21,110,355
Escrow Notes	231,315
Total Level 2	1,693,637,949
Level 3
Asset Backed Obligations	$3,047,447
Non-Agency Commercial Mortgage Backed Obligations	2,779,623
Common Stocks	1,021,919
Foreign Corporate Bonds	415,576
Bank Loans	10,511
Rights	6,679
Warrants	3,038
Total Level 3	7,284,793
Total	$1,748,727,149
Other Financial Instruments
Level 1
Futures	$10,684
Total Level 1	10,684
Level 2	—
Level 3	—
Total	$10,684

See the Schedule of Investments for further disaggregation of investment categories.